Leases - Lessor: Net Investment in Leases (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net Investment in Leases [Line Items]
Reduction in lease receivables	¥ 31,108	¥ 28,532
Maximum [Member]
Net Investment in Leases [Line Items]
Lessee operating lease term of contract	14 years	11 years